STOCK OPTIONS (Details 1) - Option [Member]	12 Months Ended
Feb. 29, 2016 USD ($) $ / shares shares
Options Outstanding
Outstanding at Beginning of Period | shares	187,342
Granted | shares	243,835
Exercised | shares	0
Forfeited | shares	534
Expired | shares	3,667
Outstanding and expected to vest at End of Period | shares	426,976
Options exercisable | shares	187,575
Weighted Average Exercise Price
Outstanding at Beginning of Period | $ / shares	$ 23.70
Granted | $ / shares	7.26
Exercised | $ / shares	0.00
Forfeited | $ / shares	8.10
Expired | $ / shares	10.20
Outstanding and expected to vest at End of Period | $ / shares	14.45
Exercisable at End of period | $ / shares	$ 19.71
Outstanding at Beginning of Period | $	$ 20,670
Outstanding and expected to vest at End of Period | $	0
Exercisable at End of period | $	$ 0
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at Beginning of Period	8 years 3 months 14 days
Outstanding and expected to vest at End of Period	7 years 11 months 23 days
Exercisable at End of period	6 years 6 months 18 days